Right of Use Assets - Reconciliation of Changes of the Right of Use Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Right-Of-Use Assets [Roll Forward]
Right-of-use assets, beginning balance	$ 120	$ 117
Additions(1)	1	5
Depreciation	(9)	(8)
Change in foreign exchange rates	(1)	6
Right-of-use assets, ending balance	111	120
Land
Right-Of-Use Assets [Roll Forward]
Right-of-use assets, beginning balance	99	97
Additions(1)	0	1
Depreciation	(5)	(5)
Change in foreign exchange rates	(1)	6
Right-of-use assets, ending balance	93	99
Buildings
Right-Of-Use Assets [Roll Forward]
Right-of-use assets, beginning balance	14	12
Additions(1)	0	3
Depreciation	(2)	(1)
Change in foreign exchange rates	0	0
Right-of-use assets, ending balance	12	14
Vehicles
Right-Of-Use Assets [Roll Forward]
Right-of-use assets, beginning balance	3	3
Additions(1)	1	1
Depreciation	(1)	(1)
Change in foreign exchange rates	0	0
Right-of-use assets, ending balance	3	3
Equipment
Right-Of-Use Assets [Roll Forward]
Right-of-use assets, beginning balance	4	5
Additions(1)	0	0
Depreciation	(1)	(1)
Change in foreign exchange rates	0	0
Right-of-use assets, ending balance	$ 3	$ 4